INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Inventory [Line Items]
Raw materials	$ 53,304	$ 23,469
Work in progress	16,026	12,165
Finished goods	21,913	12,278
Inventories	$ 91,243	$ 47,912